Leases (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease [Abstract]
Right of use assets	¥ 1,800,000
Weighted average discount rate	7.00%
Weighted average remaining lease terms	1 year 6 months
Rent expense	¥ 4,672,111	$ 732,800	¥ 3,770,003	¥ 3,707,039
Operating leases commitment	¥ 552,223	$ 86,613